SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
SEGMENT REPORTING

17.          SEGMENT REPORTING

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance.

Prior to 2016, the Group’s operations were organized into one operating segment. In 2016, following the further expansion in service business and revenue generated from services beginning to account for a material portion of the total revenue, the Group operated and reviewed its performance in two segments: (i) Product sales which consisted of online retailing of consumer products, and (ii) Services which consisted of provision of services such as technical services and logistic services to other e-commerce retailers. Furthermore, the Group’s chief operating decision maker evaluates performance based on each reporting segment’s revenues, costs and gross profit and is not provided with asset information by segment.

There were no separate segment assets and segment liabilities information provided to the Group’s Chief Executive Officer, as he does not use this information to allocate resources to or evaluate the performance of the segments.

The following table presents selected financial information relating to the Group’s segments:

	Year ended December 31, 2021
	Product sales	Services	Consolidated

Revenues	$435,170	$10,933	$446,103
Cost of revenues	235,237	4,156	239,393
Gross profit	199,933	6,777	206,710
Unallocated operating expenses			222,822
Income from operations			(16,112)
Interest income			59
Interest expense			(13)
Other income, net			39,322
Income before income taxes			$23,256

	Year ended December 31, 2020
	Product sales	Services	Consolidated

Revenues	$382,075	$16,076	$398,151
Cost of revenues	211,430	10,567	221,997
Gross profit	170,645	5,509	176,154
Unallocated operating expenses			172,299
Income from operations			3,855
Interest income			103
Interest expense			(92)
Other income, net			12,898
Income before income taxes			$16,764

	Year ended December 31, 2019
	Product sales	Services	Consolidated

Revenues	$236,705	$6,921	$243,626
Cost of revenues	144,061	1,968	146,029
Gross profit	92,644	4,953	97,597
Unallocated operating expenses			113,649
Loss from operations			(16,052)
Interest income			297
Interest expense			(66)
Change in fair value of convertible promissory notes			(14,591)
Other income, net			283
Loss before income taxes and share of income from equity method investment			$(947)

	Year ended December 31,
	2019	2020	2021

Apparel	$78,954	$157,943	$274,212
Other general merchandises (1)	157,751	224,132	160,958
Total product sales revenues	$236,705	$382,075	$435,170
(1)	Other general merchandises mainly include products such as small accessories and gadgets, home garden, electronics and communication devices and others.

The following table summarizes the Group’s total revenues generated in different geographic locations and as a percentage of total revenues.

	Year ended December 31,
	2019		2020		2021
	Revenues	%	Revenues	%	Revenues	%

Europe	$87,586	36.0	$175,749	44.1	$218,915	49.1
North America	37,932	15.6	81,203	20.4	91,520	20.5
Other countries	118,108	48.4	141,199	35.5	135,668	30.4
Total revenues	$243,626	100.0	$398,151	100.0	$446,103	100.0

As of December 31, 2020 and 2021, substantially all of the Group’s long-lived assets of the Group are located in the PRC and Singapore.